Capital Stock	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 9. Capital Stock
1)	Preferred Stock:

The Company is authorized to issue 50,000,000 shares of preferred stock, with par value of $0.001. As of March 31, 2017, there were no Preferred stock shares outstanding.

Board of Directors has the authority to issue preferred stock in one or more series, and in connection with the creation of any such series, by resolutions providing for the issuance of the shares thereof, to determine dividends, voting rights, conversion rights, redemption privileges and liquidation preferences.

2)	Common Stock:

The Company is authorized to issue 450,000,000 shares of common stock, with par value of $0.001.

Aircom had restricted stock purchase agreement with certain employees or consultants granted on February 2, 2015. The restricted shares were issued at fair values determined by the board of directors at the grant date. According to the agreement, in the event of the voluntary termination of purchaser’s continuous service status, Aircom shall have the exclusive option to repurchase all or any portion of the unvested shares held by purchaser at the original purchase price per share and the vested shares held by purchaser at the fair market value per share as of the termination date. On February 13, 2017, all of Aircom’s restricted stocks of 27,566,670 shares were converted to Aerkomm’s restricted stock of 10,279,738 shares at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1). The re-purchase price was adjusted from $0.0005 to $0.00134 per share.

As of December 31, 2015 and 2016 and March 31, 2017, the restricted stocks shares (after share exchange) consisted of the following:

2)	Common Stock - continued:

	December 31,		March 31,
	2015	2016	2017
			(Unaudited)
Restricted stock - vested	4,592,943	7,787,490	8,511,547
Restricted stock - unvested	6,184,000	2,492,248	1,768,191
Total restricted stock	10,776,943	10,279,738	10,279,738

The unvested shares of restricted stock were recorded under deposit liability account awaiting future conversion to common stock when they become vested.

On March 31, 2017, the Company completed its private placement offering of 500,000 common shares at a price of $3 per share for the aggregate amount of $1,500,000.

At a special meeting of the Board of Directors of the Company held on May 5, 2017, the Board of Directors of the Company approved the adoption of the Aerkomm, Inc. 2017 Equity Incentive Plan (the “Aerkomm Plan”), and the reservation of 5,000,000 shares of the Company’s common stock for future issuance under the Aerkomm Plan.

3)	Stock Warrant:

As of December 31, 2016, Aircom had issued stock warrants of $60,000 to a service provider as payment for service. The stock warrants allow the service provider to purchase a number of shares of common stock equal to 85% of the of the share price of its common stock in the first subsequent qualifying equity financing event, up to $60,000 in total, with exercise price of $0.01 per share. On February 13, 2017, these stock warrants were converted to Aerkomm’s stock warrants pursuant to the Exchange Agreement (see Note 1). For the three-month period ended on March 31, 2017, Aerkomm issued stock warrants of $30,000 to the service provider as payment for service. The Company recorded the $90,000 aggregated total as additional paid-in capital.